Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2014 CNY (¥)	Sep. 17, 2008 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 12, 2018 USD ($)
Principles of Consolidation [Line Items]
Accumulated deficit			$ (917,288)		¥ (5,691,409)		¥ (6,385,974)
Stock Repurchase Program, Authorized Amount | $								$ 100,000
Revenues			327,643	¥ 2,280,987	2,240,149	¥ 2,192,100
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit							¥ 4,099
Revenues			$ 169,747	1,181,747	1,524,924	1,954,746
Consolidated affiliated entities [Member] | Cooperation Agreement [Member] | Others [Member]
Principles of Consolidation [Line Items]
Revenues				¥ 30,420	¥ 197,853	¥ 138,054
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest	¥ 2,430	¥ 1,800
Equity interest purchase option term		10 years
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Monthly service fees as percentage of profits from agreement			100.00%	100.00%
Number of consecutive years of not able to provide technology consulting and services as the agreement			3 years	3 years